Pledged assets - Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Purpose	Lease and bank loan
Non-current financial assets at amortized cost	$ 48,319	$ 68,450
Assets pledged as collateral for liabilities	$ 11,505,888	8,723,029
Land [member]
Statement [LineItems]
Purpose	Bank loan
Property, plant and equipment, net	$ 452,738	452,738
Buildings [member]
Statement [LineItems]
Purpose	Bank loan
Property, plant and equipment, net	$ 4,092,287	4,095,929
Machinery and equipment [member]
Statement [LineItems]
Purpose	Bank loan
Property, plant and equipment, net	$ 6,912,544	$ 4,105,912